Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 1,046	$ 6,312	$ 3,142
Accumulated depreciation		71	486	272
Property and equipment, net		975	5,826	2,870
Computer And Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 985	5,899	2,999
Estimated Useful Life	5 years	5 years
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 12	29	29
Estimated Useful Life	4 years	4 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 28	32	32
Estimated Useful Life	7 years	7 years
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 19	77	49
Estimated Useful Life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment		$ 3	$ 275	$ 33
Estimated Useful Life	Lessor of lease term or 5	Lessor of lease term or 5